SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Underlying Shares, Warrants outstanding Beginning balance	28,693,368
Underlying Shares, Granted	7,337,000	28,803,368
Weighted Average Exercise Price, Granted	$ 0.01	$ 0.01
Weighted average remaining contractual Life (Years), granted	1 year 6 months	1 year 4 months 28 days
Underlying Shares, Exercised	(6,709,890)	(110,000)
Weighted Average Exercise Price, Exercised	$ (0.01)	$ 0.01
Underlying Shares, Forfeited
Weighted Average Exercise Price, Warrants outstanding Beginning balance	$ 0.01
Weighted average remaining contractual Life (Years), beginning	1 year 1 month 13 days
Weighted Average Exercise Price, Exercised	$ 0.01	$ (0.01)
Underlying Shares, Warrants outstanding Ending balance	29,320,478	28,693,368
Weighted Average Exercise Price, Warrants outstanding Ending balance	$ 0.01	$ 0.01
Weighted average remaining contractual Life (Years), ending	5 months 8 days